Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on January 13, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business
Combination and rights to require
the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the Initial Stockholders may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Initial Public Offering and may not exercise its demand rights on more than one occasion.
In addition, pursuant to a registration agreement with Hudson Bay Capital Management LP (“Hudson Bay”) and its permitted transferees, the Company is required to register (i) resale of any securities purchased in the Initial Public Offering by filing a registration statement within 30 days after the closing of the Initial Public Offering and use its best effort to have such registration statement declared effective within 90 days after the closing of the Initial Public Offering; and (ii) resale of any Private Placement Warrants and shares of Class A common stock underlying the Private Placement Warrants by filing a registration statement within 30 days after the completion of a Business Combination and use its best effort to have such registration statement declared effective within 90 days after the completion of a Business Combination. In the event of any delay in filing and/or effectiveness of any aforesaid registration statement under the registration agreement with Hudson Bay and its permitted transferees, the unavailability of such restatement after effectiveness or a public information failure (each, a

“Registration Default”), Hudson Bay and its permitted transferees are entitled to payments from the Company equal to 2% of the purchase price on the occurrence of each Registration Default and 2% per month (or a portion thereof pro rata) that such Registration Default continues to exist.
Underwriting Agreement
The Company also engaged a qualified independent underwriter to participate in the preparation of the registration statement and exercise the usual standards of “due diligence” in respect thereto. The Company paid the independent underwriter a fee of $100,000 upon the completion of the Initial Public Offering in consideration for its services and expenses as the qualified independent underwriter. Additionally, the Company agreed to pay the underwriter $150,000 in expenses to cover seller’s concessions to selling group member in connection with the Initial Public Offering. The independent underwriter will receive no other compensation.
Business Combination Marketing Agreement
The Company engaged Canaccord Genuity LLC (“Canaccord”) as advisors in connection with its Business Combination to assist the Company in arranging meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that may be interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with the preparation of its press releases and public filings in connection with the Business Combination. The Company will pay Canaccord for such services upon the consummation of a Business Combination a cash fee in an amount equal to 3.76 % of the gross proceeds of the Initial Public Offering if the underwriters’ over-allotment option is exercised in full. Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete a Business Combination. As of December 31, 2021, Cannacord is owed a total of $5,839,808 as a result of the closing of the Business Combination per the Business Combination Marketing Agreement.
Business Combination and Related Agreements
ENVI held a special meeting of the ENVI stockholders on February 1, 2022 (the “Special Meeting”). At the Special Meeting, the stockholders considered and adopted, among other matters, the Business Combination
Agreement. On February 2, 2022, the parties to the Business Combination Agreement consummated the Business Combination.
Prior to the Special Meeting, certain stockholders of ENVI exercised their right to redeem approximately 19.5 million shares of ENVI Class A Common Stock for cash at a price of approximately $10.00 per share, or aggregate payments of approximately $194.9 million. The redemption price was paid out of ENVI’s trust account.
On the Closing Date, the following transactions were completed:

•	Merger Sub merged with and into GreenLight, with GreenLight surviving as a wholly owned subsidiary of New GreenLight;

•
ENVI filed an amended and restated certificate of incorporation, became a public benefit corporation under the Delaware General Corporation Law and changed its name to “GreenLight Biosciences Holdings, PBC”, and the Board adopted amended and restated bylaws;

•
All outstanding shares of capital stock of GreenLight (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn) were exchanged for an aggregate of approximately 104.0 million shares of
New

GreenLight Common Stock;

•
all outstanding options to acquire shares of capital stock of GreenLight were assumed by
New

GreenLight and converted into options under the GreenLight Biosciences Holdings, PBC 2022 Equity and Incentive Plan (the “
2022 Plan
”) to acquire an aggregate of approximately 18.0 million shares of
New
GreenLight Common Stock (“Rollover Options”);

•
all outstanding warrants to acquire shares of capital stock of GreenLight were assumed by New GreenLight and converted into warrants to acquire an aggregate of
 75,920

shares of New GreenLight Common Stock (“Assumed Warrants”);

•	New GreenLight issued 12,425,000 shares of New GreenLight Common Stock in the PIPE Financing; and

•	the 5,175,000 outstanding shares of ENVI Class B Common Stock converted into 5,175,000 shares of New GreenLight Common Stock.
Private Placement
In connection with ENVI’s initial public offering, approximately
2,000,000
warrants (the “Private Placement Warrants”) were purchased by HB Strategies, LLC (“HB Strategies”) and an aggregate of
750,000
warrants (the “Insider Warrants” and together with the Private Placement Warrants, the “Private Warrants”) were issued to ENVI’s sponsor, CG Investments Inc. VI (the “Sponsor”) and certain of ENVI’s directors (together with HB Strategies and the Sponsor, the “Initial Stockholders”). Concurrently with the execution of the Business Combination Agreement, the Initial Stockholders and GreenLight entered into an agreement (the “Sponsor Letter Agreement”), pursuant to which HB Strategies and the Sponsor agreed that, if more than
25
%
of the shares of ENVI Class A Common Stock were redeemed pursuant to ENVI’s Amended and Restated Certificate of Incorporation in effect prior to the Business Combination (the “Existing Charter”), then they would forfeit

25
% of the warrants issued to the Initial Stockholders. At the closing of the Business Combination (the “Closing”), pursuant to the terms of the Sponsor Letter Agreement, HB Strategies and the Sponsor forfeited an aggregate of 687,500 Private Placement Warrants and Insider Warrants.

Registration Rights and Transfer Restrictions
Concurrently with the execution of the Business Combination Agreement, ENVI, the initial stockholders and certain stockholders of GreenLight entered into the Investor Rights Agreement, dated August 9, 2021 (the “
Investor Rights Agreement
”), pursuant to which, among other things, the initial stockholders and such stockholders of GreenLight agreed not to effect any sale or distribution of any equity securities of ENVI during the lock-up period
described therein and will be granted certain registration rights, in each case subject to, and conditioned upon and effective as of, the effective time of the Merger. For additional information, see “
The
 Business Combination Proposal—Related Agreements—Investor Rights Agreement
.”
Transaction Support Agreement
Concurrently with the execution of the Business Combination Agreement, ENVI and certain stockholders of GreenLight entered into the Transaction Support Agreement, dated August 9, 2021 (the “
Transaction Support
 Agreement
”), pursuant to which each such holder agreed, subject to the terms and conditions of the Transaction Support Agreement, to (i) vote in favor of and consent to the Business Combination Agreement and the transactions contemplated thereby (including the Merger), (ii) waive his, her or its appraisal rights with respect to the Merger, (iii) effective immediately prior to, and contingent upon, the Effective Time, to terminate (a) the Fifth Amended and Restated Investors’ Rights Agreement, dated as of June 15, 2020, by and among GreenLight and the investor parties thereto, as amended, (b) the Fifth Amended and Restated Right of First Refusal
and Co-Sale Agreement,
dated as of June 15, 2020, by and among the Company, the investor and key holder parties thereto, as amended, (c) the Fifth Amended and Restated Voting Agreement, dated as of June 15, 2020, by and among the Company, the investor and key holder parties thereto, as amended, and (d) any management rights letter, investor side letter or other investor agreement providing for board observer rights, information rights, inspection rights or other rights of investors, in each case between or among the Company and such holder (and/or other persons), and all rights and obligations contained therein and (iv) be bound by certain other covenants and agreements related to the Business Combination, including an agreement to be bound by the exclusive dealing provisions of the Business Combination Agreement and restrictions on transfers with respect to his, her or its securities of GreenLight capital stock prior to the closing of the Business Combination. For additional information, see “
The
 Business Combination Proposal—Related
Agreements—Transaction Support Agreement
.”
The approval of the Business Combination Agreement and the transactions contemplated thereby (including the Merger) by the GreenLight stockholders will require the approval of the holders of (a) a majority of the voting power of the outstanding GreenLight Shares, voting together on an as-converted
basis, (b) a majority of the outstanding shares of GreenLight Common Stock, (c) a majority of the outstanding shares of GreenLight Preferred Stock, voting together on an as-converted
basis, (d) a majority of the outstanding shares of GreenLight Series C Preferred Stock, voting as a separate class, and (e) a majority of the outstanding shares of GreenLight Series D Preferred Stock, voting as a separate class. The parties to the Transaction Support Agreement hold in the aggregate (a) 92,514,094 GreenLight Shares, or 64% of the total GreenLight Shares, (b) 1,846,446 shares of GreenLight Common Stock, or 54% of the total outstanding shares of GreenLight Common Stock, (c) 90,667,648 shares of GreenLight Preferred Stock on an as-converted
basis, representing 64% of the total outstanding shares of GreenLight Preferred Stock on an as-converted
basis, (d) 19,362,221
shares of GreenLight Series C Preferred Stock, representing 55% of the total outstanding shares of GreenLight Series C Preferred Stock and (e) 37,021,189 shares of GreenLight Series D Preferred Stock, representing 62% of the total outstanding shares of GreenLight Series D Preferred Stock. Accordingly, it is expected that, as of the relevant record date for the vote, the parties to the Transaction Support Agreement will hold in the aggregate a sufficient number of GreenLight Shares to provide the requisite approval from the GreenLight stockholders of the Business Combination Agreement and the transactions contemplated thereby (including the Merger).

GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES
Operating Leases
On May 15, 2009, the Company entered into an operating lease in Medford, Massachusetts, for office and laboratory space that comprises the headquarters. On August 15, 2020, the Company entered into an expansion and extension of its lease effective from August 15, 2020, through the lease term end date of
 February 14, 2024,
unless otherwise extended.
On
 January 15, 2019, the Company entered into an operating lease for office, laboratory, and greenhouse facilities in Research Triangle Park, North Carolina. The Company has occupied the greenhouse space since January 2019 and the office and laboratory space since January 2020. The lease term is for 84 months from the first day of the first full month following the commencement of the office and laboratory space occupation. The initial lease term expires in December 2026. The Company has the option to extend the lease for an additional five-year term. The lease agreement provided for a base tenant improvement allowance of approximately $0.5 million and an additional tenant improvement allowance of $1.0 million to finance a portion of the capital improvements of the facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 9%
interest over the lease term. As of December 31, 2021, approximately $0.8 million of the additional tenant improvement allowance was recorded in other liabilities. The Company is required to pay for any additional tenant improvement costs.
On
 January 1, 2020, the Company entered into an operating lease for its manufacturing facility in Rochester, New York, for an initial term of 63 months, expiring on March 31, 2025. The Company has the option to extend the lease for up to two additional terms of five years each. The lease agreement provided for a base tenant improvement allowance of approximately $17 thousand and an additional tenant improvement allowance of
approximately
$
0.3 million to finance a portion of the capital improvements of th
e

facility. The additional tenant improvement allowance paid for by the landlord is repayable along with the monthly base rent at 10% interest over 60 months. The Company is required to pay for any additional tenant improvement costs.
On

October 28, 2020
, the Company entered
into
a license and services agreement for an
on-demand
cleanroom in Burlington, Massachusetts for its
pre-clinical
and early phase clinical material manufacturing. The license is for a
24-month
period and the clean rooms are expected to be available starting the third quarter of
2021
.
On
November 15, 2020, the Company entered into an operating lease with its landlord for additional lab space in Woburn, Massachusetts. On January 11, 2021, the Company entered into an expansion of its Woburn lab space lease effective from March 1, 2021, that was amended on March 22, 2021, and further amended on April 14, 2021, for additional space effective from April 1, 2021, and June 1, 2021, respectively. The lease term has an end date of February 14, 2024.

On

February 22, 2021, the
Company entered into a sublease agreement for additional lab space in Medford, Massachusetts. The initial term of the lease is 48 months, expiring on February 28, 2025, unless otherwise extended.
On
June 23, 2021, the Company entered into an operating lease agreement for additional office space in Medford, Massachusetts. The initial term of the lease is 44 months, expiring on February 28, 2025, unless otherwise extended.
On
September 30, 2021, the Company entered into a lease for new laboratory, office and greenhouse space in Research Triangle Park, North Carolina, with an anticipated commencement date in January of 2022. The lease term expires in July 2033, unless extended. The base rent for this lease is approximately $2.3 million per year, subject to a 3% increase each year.
On
November 1, 2021, the Company entered into an operating lease for additional laboratory and office space in Rochester, New York. The initial term of the lease is 51 months, expiring on March 31, 2026, unless otherwise extended. Base rent for this lease is approximately $0.1 million per year with annual escalations for cost-of-living
adjustments.
Rent
expense is recognized on a straight-line basis over the lease term. Total rent expense in the consolidated statements of operations for the operating leases was approximately $2.1 million and $5.1 million for the years ended December 31, 2020 and 2021, respectively.
A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2021, is
 as follows:

FOR THE YEARS ENDED DECEMBER 31,
2022	$7,841
2023	7,257
2024	2,549
2025	1,450
2026	1,242
Thereafter	5,359

Total	$25,698

Capital lease obligation
The
 Company acquired certain equipment with a value of approximately $
0.9
 million and $
0
under capital lease arrangements during the years ended December 31, 2020 and 2021, respectively. Amortization of assets held under capital leases is included in depreciation expense. The Company leases certain laboratory equipment under capital lease agreements with fixed payments due through December 2023. Capital lease obligations are recorded as long-term debt on the Company’s consolidated balance sheet as of December 31, 2020 and 2021.

Future

minimum lease payments under the capital lease agreements as of
December 31, 2021
, together with the present value of the minimum lease payments are as follows:

FOR THE YEARS ENDED DECEMBER 31,

2022	$779
2023	330
Thereafter	—

Total minimum lease payments	$1,109
Less: amount representing interest	(117)

Present value of obligations under capital leases	$992

Current portion of capital lease obligations	$672

Capital lease obligations, long-term	$320

Legal proceedings
Legal
 claims may arise from time to time in the normal course of business. There are no such claims as of December 31, 2020 and 2021, that are expected to have a material effect on the Company’s consolidated financial statements.
Other funding commitments
In November 2021, the Company entered into a manufacturing and development contract service agreement with a contract development and manufacturing organization for the Company’s mRNA COVID-19 vaccine. Based on the Company’s minimum purchase commitments, the Company expects to pay the organization a minimum of approximately $11.5 million in service fees under the agreement, excluding the cost of raw materials. Based on the current schedule, the Company expects to incur the majority of these expenses in 2022 and a portion in the first quarter of 2023.